Results of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2014		May 31, 2013		May 31, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,782	$ 863,410	$ 1,071,487	$ 1,164,674	$ 1,170,779	[1]	$ 843,736	[2],[3],[4]	$ 1,017,426	[2],[3],[5]	$ 1,046,714	[2],[3],[6]	$ 4,376,353	[7]	$ 4,078,655	[7]	$ 3,777,416	[7]
Income (Expense) Before Income Taxes													424,487	[8]	176,891	[8]	328,289	[8]
Interest (Expense), Net													(65,236)	[9]	(73,668)	[9]	(67,859)	[9]
EBIT													489,723	[10]	250,559	[10]	396,148	[10]
Total Assets	4,378,365				4,120,847								4,378,365		4,120,847		3,561,813
Capital Expenditures													93,792		91,367		71,615
Depreciation and Amortization													90,069		86,336		76,023
Industrial Segment
Segment Reporting Information [Line Items]
Net Sales													2,769,657		2,635,976		2,535,238
Income (Expense) Before Income Taxes													295,751	[8]	164,578	[8]	278,676	[8]
Interest (Expense), Net													(10,227)	[9]	(10,318)	[9]	(3,770)	[9]
EBIT													305,978	[10]	174,896	[10]	282,446	[10]
Total Assets	2,507,257				2,461,163								2,507,257		2,461,163		2,195,702
Capital Expenditures													54,556		50,025		47,529
Depreciation and Amortization													53,670		53,549		48,701
Consumer Segment
Segment Reporting Information [Line Items]
Net Sales													1,606,696		1,442,679		1,242,178
Income (Expense) Before Income Taxes													251,229	[8]	190,611	[8]	160,099	[8]
Interest (Expense), Net													122	[9]	(10)	[9]	18	[9]
EBIT													251,107	[10]	190,621	[10]	160,081	[10]
Total Assets	1,648,272				1,584,336								1,648,272		1,584,336		1,184,609
Capital Expenditures													35,391		35,081		17,156
Depreciation and Amortization													31,378		28,624		23,656
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes													(122,493)	[8]	(178,298)	[8]	(110,486)	[8]
Interest (Expense), Net													(55,131)	[9]	(63,340)	[9]	(64,107)	[9]
EBIT													(67,362)	[10]	(114,958)	[10]	(46,379)	[10]
Total Assets	222,836				75,348								222,836		75,348		181,502
Capital Expenditures													3,845		6,261		6,930
Depreciation and Amortization													$ 5,021		$ 4,163		$ 3,666

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	Restated
[3]	During August 2014, we determined that there was an error in the timing of the disclosure and accrual of loss reserves associated with our settlement of the GSA and DOJ investigation into compliance issues related to GSA contracts at our Tremco Group. We filed amended Quarterly Reports on Form 10-Q/A in August 2014 with corrected financial statements for the periods ended August 31, 2012, November 30, 2012 and February 28, 2013. The corrections reduced net income by $7.2 million and $10.8 million for the quarterly periods ended August 31, 2012 and November 30, 2012, respectively, and increased net income for the quarterly period ended February 28, 2013 by $18.0 million. The corrections reduced basic and diluted earnings per share by $0.06 for the quarter ended August 31, 2012; and by $0.09 and $0.08, respectively, for the quarterly period ended November 30, 2012; and increased basic and diluted earnings per share by $0.14 for the quarterly period ended February 28, 2013. The figures presented in the table above represent the corrected amounts for each quarter.
[4]	For the quarter ended February 28, 2013, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. Additionally, we recorded a charge for $40.5 million ($34.6 million after-tax) in relation to the items described in (e) below.
[5]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively. Additionally, we recorded a charge for $16.9 million ($10.8 million after-tax) in relation to the items described in (e) below.
[6]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively. Lastly, we recorded a charge for $11.4 million ($7.2 million after-tax) in relation to the items described in (e) below.
[7]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[8]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[9]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[10]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.